SUPPLEMENT TO THE

SPARTAN® TOTAL MARKET INDEX FUND,
SPARTAN EXTENDED MARKET INDEX FUND, AND
SPARTAN INTERNATIONAL INDEX FUND

Funds of Fidelity Concord Street Trust

April 26, 2002

STATEMENT OF ADDITIONAL INFORMATION

Effective on or about January 13, 2003, Deutsche Asset Management, Inc. (DAMI) will no longer serve as a sub-adviser for each fund. Fidelity Management & Research Company (FMR) will continue to be each fund's manager and be responsible for handling each fund's business affairs. However, FMR will now be responsible for choosing each fund's investments and placing orders to buy and sell each fund's investments. The address of FMR and its affiliates, unless otherwise indicated, is 82 Devonshire Street, Boston, Massachusetts 02109. All references to DAMI throughout this document should be replaced with FMR as applicable.

Effective on or about January 13, 2003, Deutsche Bank Trust Company Americas (DBTCA), formerly known as Bankers Trust Company, will no longer serve as securities lending agent for each fund. Effective on or about January 13, 2003, Mellon Bank, N.A. serves as securities lending agent for each fund.

The following information replaces the second paragraph found under the heading "Limitations on Futures and Options Transactions" in the "Investment Policies and Limitations" section on page 9.

FMR also intends to follow certain other limitations on Spartan Total Market Index's, Spartan Extended Market Index's, and Spartan International Index's futures and option activities. Each fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, each fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

The following information replaces similar information found under the heading "Swap Agreements" in the "Investment Policies and Limitations" section on page 13.

Swap Agreements. Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to track the return of its designated index effectively, the funds would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses and impairing the fund's correlation with its applicable index. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Effective November 27, 2002, Mr. Johnson no longer serves as President of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 24.

Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

SIFB-02-01 December 27, 2002
1.718587.109

Effective November 27, 2002, Ms. Dwyer serves as President and Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 24.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Effective July 18, 2002, Mr. Knox serves as Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 24.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Effective November 27, 2002, Mr. Hayes serves as Chief Financial Officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 24.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Effective July 18, 2002, Mr. Maloney no longer serves as Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. The following information has been removed from the "Trustees and Officers" section beginning on page 24.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Effective November 27, 2002, Mr. Osterheld serves as Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 24.

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Effective on or about January 13, 2003, the following information replaces similar information found under the heading "Custodians" in the "Description of the Trust" section on page 36.

Custodians. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

Supplement to the
Spartan® Total Market Index Fund, Spartan Extended Market Index Fund, and
Spartan International Index Fund
April 26, 2002
Prospectus

Effective on or about January 13, 2003, Deutsche Asset Management, Inc. (DAMI) will no longer serve as a sub-adviser for each fund. Fidelity Management & Research Company (FMR) will continue to be each fund's manager and be responsible for handling each fund's business affairs. However, FMR will now be responsible for choosing each fund's investments and placing orders to buy and sell each fund's investments. The address of FMR and its affiliates, unless otherwise indicated, is 82 Devonshire Street, Boston, Massachusetts 02109. All references to DAMI throughout this document should be replaced with FMR as applicable.

The following information replaces the similar information found in the "Fee Table" section on page 8.

Annual fund operating expenses (paid from fund assets)

Spartan Total Market Index	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.17%
	Total annual fund operating expensesA	0.41%
Spartan Extended Market Index	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.21%
	Total annual fund operating expensesB	0.45%
Spartan International Index	Management fee	0.34%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.22%
	Total annual fund operating expensesB	0.56%

A Effective November 5, 1997, FMR has voluntarily agreed to reimburse Spartan Total Market Index to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions or extraordinary expenses), as a percentage of its average net assets, exceed 0.25%. This arrangement may be discontinued by FMR at any time.

B Effective November 1, 2002, FMR has voluntarily agreed to reimburse Spartan Extended Market Index and Spartan International Index to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and other transaction costs, or extraordinary expenses), as a percentage of their respective average net assets, exceed 0.40% and 0.47%. These arrangements may be discontinued by FMR at any time.

SIF-02-03 December 27, 2002
1.717993.116

Through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses are shown in the table below.

Total Operating Expenses
Spartan Total Market Index	0.25%A
Spartan Extended Market Index	0.40%A
Spartan International Index	0.47%A

A After reimbursement.

The following information replaces the fifth paragraph found under the heading "Principle Investment Strategies" for Spartan Total Market Index Fund in the "Investment Details" section on page 10.

FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the fifth paragraph found under the heading "Principle Investment Strategies" for Spartan Extended Market Index Fund in the "Investment Details" section on page 11.

FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the fifth paragraph found under the heading "Principle Investment Strategies" for Spartan International Index Fund in the "Investment Details" section on page 11.

FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information supplements the information found in the "Fund Management" section on page 22.

For the fiscal year ended February 28, 2002, Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index paid management fees of 0.08%, 0.04%, and 0.13%, respectively, of the fund's average net assets, after reimbursement.

SUPPLEMENT TO THE

SPARTAN® U.S. EQUITY INDEX FUND

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 26, 2002

Effective on or about January 13, 2003, Deutsche Asset Management, Inc. (DAMI) will no longer serve as a sub-adviser for the fund. Fidelity Management & Research Company (FMR) will continue to be the fund's manager and be responsible for handling the fund's business affairs. However, FMR will now be responsible for choosing the fund's investments and placing orders to buy and sell the fund's investments. The address of FMR and its affiliates, unless otherwise indicated, is 82 Devonshire Street, Boston, Massachusetts 02109. All references to DAMI throughout this document should be replaced with FMR as applicable.

Effective on or about January 13, 2003, Deutsche Bank Trust Company Americas (DBTCA), formerly known as Bankers Trust Company, will no longer serve as securities lending agent for the fund. Effective on or about January 13, 2003, Mellon Bank, N.A. serves as securities lending agent for the fund.

The following information replaces the second paragraph found under the heading "Limitations on Futures and Options Transactions" in the "Investment Policies and Limitations" section on page 6.

FMR also intends to follow certain other limitations on the fund's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

The following information replaces similar information found under the heading "Swap Agreements" in the "Investment Policies and Limitations" section on page 9.

Swap Agreements. Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to track the return of its designated index effectively, the fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses and impairing the fund's correlation with the S&P 500. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Effective November 27, 2002, Mr. Johnson no longer serves as President of Spartan U.S. Equity Index. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 16.

Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

UEIB-02-01 December 27, 2002
1.720027.109

Effective November 27, 2002, Ms. Dwyer serves as President and Treasurer of Spartan U.S. Equity Index. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 16.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Spartan U.S. Equity Index. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Effective November 27, 2002, Mr. Hayes serves as Chief Financial Officer of Spartan U.S. Equity Index. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 16.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan U.S. Equity Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Effective July 18, 2002, Mr. Maloney no longer serves as Assistant Treasurer of Spartan U.S. Equity Index. The following information has been removed from the "Trustees and Officers" section beginning on page 16.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Effective July 18, 2002, Mr. Knox serves as Assistant Treasurer of Spartan U.S. Equity Index. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 16.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp (1995-2002).

Effective November 27, 2002, Mr. Osterheld serves as Assistant Treasurer of Spartan U.S. Equity Index. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 16.

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Effective on or about January 13, 2003, the following information replaces similar information found under the heading "Custodians" in the "Description of the Trust" section on page 28.

Custodians. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

Supplement to the Spartan® U.S. Equity Index Fund
April 26, 2002
Prospectus

Effective on or about January 13, 2003, Deutsche Asset Management, Inc. (DAMI) will no longer serve as a sub-adviser for the fund. Fidelity Management & Research Company (FMR) will continue to be the fund's manager and be responsible for handling the fund's business affairs. However, FMR will now be responsible for choosing the fund's investments and placing orders to buy and sell the fund's investments. The address of FMR and its affiliates, unless otherwise indicated, is 82 Devonshire Street, Boston, Massachusetts 02109. All references to DAMI throughout this document should be replaced with FMR as applicable.

The following information replaces the fifth paragraph found under the heading "Principle Investment Strategies" in the "Investment Details" section on page 6.

FMR may use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Effective January 1, 2003, the following information replaces similar information found in the "Buying and Selling Shares" section on page 11.

Minimums
To Open an Account	$100,000
For Fidelity Rollover IRAs	$2,500
For Fidelity Keogh accounts	$500
To Add to an Account	$2,500
For Fidelity Keogh accounts	$250
Balance	$100,000
For Fidelity Rollover IRAs	$2,000
For Fidelity Keogh accounts	$500

Effective January 1, 2003, the following information replaces similar information found in the "Buying and Selling Shares" section on page 12.

  If you are selling some but not all of your shares, leave at least $100,000 worth of shares in the account to keep it open ($2,000 for fund balances in Fidelity Rollover IRAs and $500 in Fidelity Keogh accounts), except fund positions not subject to balance minimums.

Effective January 1, 2003, the following information replaces similar information found in the "Features and Policies" section on page 16.

If your account balance falls below $100,000 ($2,000 for fund balances in Fidelity Rollover IRAs and $500 in Fidelity Keogh accounts) for any reason, including solely due to declines in the fund's NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

UEI-02-01 December 27, 2002
1.717991.110